Income Taxes (Current and Deferred) - Schedule of Income Tax Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Income tax payables:
Non-current	€ 42	€ 45
Current	67	112
Total	€ 109	€ 157